Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Acquistion of Bookmakers Company US, LLC		$ 26,161
Payments of Stock Issuance Costs			$ 1,040,127
Acquisition of subsidiary, net cash	$ 26,161